LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Long-Term Loans from Banks

	Interest rate		December 31,
	2013	2012	2013	2012
	%

In, or linked to, dollars (see c below )	3.71	LIBOR + 2	$2,600	$1,400
In NIS linked to CPI		2.1-5.48	-	488
In NIS - variable interest	Prime+ 0.9 -1.4	Prime+ 0.9 - 1.4	9,835	9,432
In NIS	5.45-7.39	5.45-7.39	4,171	7,055

			16,606	18,375
Less - current maturities			7,306	9,031
Less - discount			-	5

			$9,301	$9,339

Schedule of Annual Maturities

2014 (current maturities)	7,306
2015	4,535
2016	3,493
2017	1,272

16,606